Document and Entity Information	0 Months Ended
Jan. 31, 2015
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2015
Registrant Name	MFS SERIES TRUST III
Central Index Key	0000225604
Amendment Flag	false
Document Creation Date	May 28, 2015
Document Effective Date	May 31, 2015
Prospectus Date	May 31, 2015
MFS® Global High Yield Fund | A
Risk/Return:
Trading Symbol	MHOAX
MFS® Global High Yield Fund | B
Risk/Return:
Trading Symbol	MHOBX
MFS® Global High Yield Fund | C
Risk/Return:
Trading Symbol	MHOCX
MFS® Global High Yield Fund | I
Risk/Return:
Trading Symbol	MHOIX
MFS® Global High Yield Fund | R1
Risk/Return:
Trading Symbol	MHORX
MFS® Global High Yield Fund | R2
Risk/Return:
Trading Symbol	MHOSX
MFS® Global High Yield Fund | R3
Risk/Return:
Trading Symbol	MHOTX
MFS® Global High Yield Fund | R4
Risk/Return:
Trading Symbol	MHOUX
MFS® Global High Yield Fund | R5
Risk/Return:
Trading Symbol	MHOVX
MFS® High Income Fund | A
Risk/Return:
Trading Symbol	MHITX
MFS® High Income Fund | R4
Risk/Return:
Trading Symbol	MHIJX
MFS® High Income Fund | 529A
Risk/Return:
Trading Symbol	EAHIX
MFS® High Income Fund | 529B
Risk/Return:
Trading Symbol	EMHBX
MFS® High Income Fund | 529C
Risk/Return:
Trading Symbol	EMHCX
MFS® High Income Fund | B
Risk/Return:
Trading Symbol	MHIBX
MFS® High Income Fund | C
Risk/Return:
Trading Symbol	MHICX
MFS® High Income Fund | I
Risk/Return:
Trading Symbol	MHIIX
MFS® High Income Fund | R1
Risk/Return:
Trading Symbol	MHIGX
MFS® High Income Fund | R2
Risk/Return:
Trading Symbol	MIHRX
MFS® High Income Fund | R3
Risk/Return:
Trading Symbol	MHIHX
MFS® High Income Fund | R5
Risk/Return:
Trading Symbol	MHIKX
MFS® High Yield Pooled Portfolio | Fund Shares
Risk/Return:
Trading Symbol	HYPPX
MFS® Municipal High Income Fund | A
Risk/Return:
Trading Symbol	MMHYX
MFS® Municipal High Income Fund | B
Risk/Return:
Trading Symbol	MMHBX
MFS® Municipal High Income Fund | C
Risk/Return:
Trading Symbol	MMHCX
MFS® Municipal High Income Fund | I
Risk/Return:
Trading Symbol	MMIIX